Share Capital (Tables)	12 Months Ended
Jun. 30, 2022
Share capital, reserves and other equity interest [Abstract]
Disclosure of Common Shares Issued
The Company issued the following common shares under its 2019 At-the-Market (“ATM”) program (Note 29(b)):

			US$ equivalence
	Year ended June 30,		Year ended June 30,
	2022	2021	2022	2021

Gross proceeds	$143,887	$284,138	$113,838	$214,662
Commission	$2,878	$5,642	$2,276	$4,298
Net proceeds	$141,009	$278,496	$111,562	$210,364
Average gross price	$5.50	$6.71	$4.35	$5.07
Number of shares issued	26,161,388	42,359,118

Disclosure of Summary of Warrants Outstanding	A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, June 30, 2021	18,447,389	15.68
Balance, June 30, 2022	89,124,788	6.72

Disclosure of Warrant Derivative Liabilities
The following summarizes the warrant derivative liabilities:

					US$ equivalent
	November 2020 Offering	January 2021 Offering	June 2022 Offering	Total	November 2020 Offering	January 2021 Offering	June 2022 Offering	Total
	$	$		$	$	$		$
Balance, June 30, 2021	59,162	29,698	—	88,860	47,726	23,958	—	71,684
Additions	0	0	35,621	35,621	0	0	28,164	28,164
Unrealized gain on derivative liability	(55,148)	(28,167)	(3,869)	(87,184)	(44,613)	(22,770)	(3,520)	(70,903)
Balance, June 30, 2022	4,014	1,531	31,752	37,297	3,113	1,188	24,644	28,945

Disclosure of Range of Exercise Prices of Outstanding Warrants
The following table summarizes the warrants that remain outstanding as at June 30, 2022:

Exercise Price ($)	Expiry Date	Warrants (#)
4.12 - 41.88 (2)	January 26, 2024 - November 30, 2025	88,596,596
112.46 - 116.09 (1)	August 9, 2023 to August 22, 2024	528,192
		89,124,788
(1)Includes the November 2020 and January 2021 Offering Warrants exercisable at US$9.00 and US$12.60, respectively.
(2)Includes the June 2022 Offering Warrants exercisable at US$3.20.